Equity Changes in Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (3,528)	$ (3,979)	$ (2,421)
Unrealized gains (losses) arising during the period	130	318	(1,559)
Reclassifications of realized net (gains) losses to net income	301	133	1
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,097)	(3,528)	(3,979)
Market Value Adjustments, Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	8	26	13
Unrealized gains (losses) arising during the period	7	(1)	13
Reclassifications of realized net (gains) losses to net income	0	(17)	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	15	8	26
Market Value Adjustments, Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(62)	(25)	334
Unrealized gains (losses) arising during the period	184	85	(193)
Reclassifications of realized net (gains) losses to net income	23	(122)	(166)
Accumulated Other Comprehensive Income (Loss), Net of Tax	145	(62)	(25)
Unrecognized Pension and Postretirement Medical Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,067)	(3,651)	(2,497)
Unrealized gains (losses) arising during the period	156	312	(1,321)
Reclassifications of realized net (gains) losses to net income	278	272	167
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,633)	(3,067)	(3,651)
Foreign Currency Translation and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(407)	(329)	(271)
Unrealized gains (losses) arising during the period	(217)	(78)	(58)
Reclassifications of realized net (gains) losses to net income	0	0	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (624)	$ (407)	$ (329)